APPENDIX I 		                UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		             Washington, D.C.  20549

		                   FORM 24F-2
		       Annual Notice of Securities Sold
		           Pursuant to Rule 24f-2

1. Name and address of issuer:

	Eaton Vance Municipals Trust
	Two International Place
	Boston, Massachusetts  02110

2.The name of each series or class of securities
 for which this
Form is filed (state "All Series" if Form is being filed for all series):

	Eaton Vance California Municipal
Opportunities Fund
	Eaton Vance Massachusetts Municipal Income Fund
	Eaton Vance National Municipal Income Fund
	Eaton Vance New York Municipal Income Fund
	Eaton Vance Ohio Municipal Income Fund


3. Investment Company Act File Number:
				811-04409

    Securities Act File Number:
				033-00572


4(a). Last day of fiscal year for which this Form is filed:

				9/30/2020

4(b). Is this Form is being filed late (i.e.,
 more than 90 days after the
end of the issuer's fiscal year)?
				No

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c) Is this the last time the issuer will be filing this Form?

				No

5. Calculation of registration fee:

(i)  Aggregate sale price of securities sold
during the
fiscal year pursuant to section 24(f):
			$	$1,900,851,972

(ii)  Aggregate price of securities redeemed or

repurchased during the fiscal year:
$	$1,198,392,861

(iii)  Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:
$	$3,924,446,672

(iv)  Total available redemption credits
[add items 5(ii) and 5(iii)]:
$	$5,122,839,533

(v)    Net sales - if item 5(i) is greater than
 item 5(iv)
[subtract item 5(iv) from item 5(i)]:
 $	$0

(vi)   Redemption credits available for use in
 future years -
if item 5(i) is less than item 5(iv) [subtract item
5(iv) from item 5(i)]:
$	$3,221,987,561

(vii)  Multiplier for determining registration fee
(See Instructions C.9):
x	0.0001091

(viii) Registration fee due [multiply Item 5(v) by
Item 5(vii)] (enter
"0" if no fee is due):
=	$0.00


6. Prepaid Shares

If the response to item 5(i) was determined by deducting
 an amount
of securities that were registered under the Securities
 Act of 1933
pursuant to rule 24e-2 as in effect before [effective
 date of recession of
rule 24e-2], then report the amount of securities
(number of shares or
other units) deducted here:
$0.00

If there is a number of shares or other units that
 were registered pursuant
to rule 24e-2 remaining unsold at the end of the
 fiscal year for which this
Form is filed that are available for use by the
issuer in future fiscal years,
then state that number here:
$0.00


7. Interest due - if this Form is being filed more
 than 90 days after the end
of the issuer's fiscal year (See Instruction D):
$0.00


8. Total of the amount of the registration fee
 due plus any interest
due [line 5(viii) plus line 7]:
$0.00


9. Date the registration fee and any interest
payment was sent to
the Commission's lockbox depository:
					N/A
Method of delivery:		Wire Transfer
		Mail or other means

Signatures

This report has been signed below by the following
 persons on behalf of the issuer
and in the capacities and on the dates indicated.


Michael Shattuck
Vice President of Eaton Vance Management

Date: 12/29/2020